Income Taxes - Changes in Deferred Income Tax Assets and Liabilities (Detail) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Beginning Balance	€ 114,527	€ 137,946
Acquisitions through business combinations	(201,381)
Consolidated Statements of Operations	53,084	(20,242)
Effect of changes in exchange rates	3,594	(3,177)
Ending Balance	€ (30,176)	€ 114,527